Related Parties-Transactions and Balances - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Labor cost and related expenses	$ 2,267	$ 2,202	$ 1,737
Share-based payments	1,866	2,075	817
Other	427	406	420
Key management compensation	$ 4,560	$ 4,683	$ 2,974